Supplement to the
Fidelity® Stock Selector All Cap Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Malnight as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,960	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$231	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($231 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2017, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Malnight was none.

The following table provides information relating to other accounts managed by Mr. McElligott as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,988	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$671	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($671 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2017, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. McElligott was none.

AFSS-AFSSIB-18-01 1.960091.108	January 19, 2018

Supplement to the
Fidelity® Stock Selector All Cap Fund
Class K
November 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Malnight as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,960	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$231	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($231 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2017, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Malnight was none.

The following table provides information relating to other accounts managed by Mr. McElligott as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,988	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$671	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($671 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2017, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. McElligott was none.

FSS-KB-18-01 1.946354.106	January 19, 2018

Supplement to the
Fidelity® Stock Selector All Cap Fund
November 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the “Management Contract” section.

The following table provides information relating to other accounts managed by Mr. Malnight as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,960	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$231	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($231 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2017, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. Malnight was none.

The following table provides information relating to other accounts managed by Mr. McElligott as of November 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,988	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$671	none	none

* Includes Fidelity® Stock Selector All Cap Fund ($671 (in millions) assets managed with performance-based advisory fees).

As of November 30, 2017, the dollar range of shares of Fidelity® Stock Selector All Cap Fund beneficially owned by Mr. McElligott was none.

FSSB-18-01 1.946353.107	January 19, 2018